MEEDER
   ADVISOR FUNDS


                INTERNATIONAL
                EQUITY FUND


                2000
                ANNUAL REPORT


                December 31, 2000





MEEDER ADVISOR FUNDS
P.O. Box 7177
Dublin, OH 43017
800-494-3539

Distributed by
Adviser Dealer Services

MEEDER
   ADVISOR FUNDS


                           INTERNATIONAL EQUITY FUND

PORTFOLIO MANAGER

[PHOTO] Charles Brand, Portfolio Manager

ANNUAL MARKET PERSPECTIVE

     The International Equity Fund returned -13.37% before sales charges for the year ended December 31, 2000, outperforming the -14.17% annual return of the MSCI EAFE Index1.

--------------------------------------------------------------------------------
2000 FUND HIGHLIGHTS

     o The International Equity Fund returned -13.37% before sales charges for the year ended December 31, 2000, outperforming the -14.17% annual return of the MSCI EAFE Index.

     o During the 4th Quarter the Fund benefited from the rebounding Euro as rising currency values boosted returns of European issues.
--------------------------------------------------------------------------------

     Volatility afflicted world equity markets for most of 2000. The year began with a strong rally in "new economy" stocks - technology, media, and telecommunications. A quick sell-off in the spring sent these sectors reeling, and investors flocked to more defensive areas of the market, including utilities, finance, and energy. We overweighted large-cap growth stocks early in the year, then rotated many of our sector allocations toward a neutral position.

     Regionally, our positions in Europe and the U.K. performed in line with their respective MSCI indices for most of the year. Stock selection in Japan aided our holdings in this region, despite our overweighted position in growth-oriented equities. Strength in the Euro against the dollar lent relative strength to many European equities late in the year.

     Looking ahead, we expect European and Southeast Asian stock markets to be supported by comparatively robust economic growth. The possibility of a "hard landing" for the U.S. economy has increased, although we do expect some easing of short-term rates by the U.S. Federal Reserve early in the year, giving a boost to stock markets worldwide.


2 Meeder
     Advisor Funds

MEEDER
   ADVISOR FUNDS


PERFORMANCE PERSPECTIVE

Period and Average Annual Total
Returns as of December 31, 2000
--------------------------------------------------------------------------------
Before Sales Charges
--------------------------------------------------------------------------------
 1 year               -13.37%
 3 years               10.51%
 Life of Fund2          8.58%

--------------------------------------------------------------------------------
 Net of sales charges3
--------------------------------------------------------------------------------
 1 year               -18.35%
 3 years                8.36%
 Life of Fund2          6.67%

1 The MSCI EAFE Index is a widely recognized unmanaged index of over 1000 stock prices from companies in Europe, Australasia, and the Far East. The index incurs no sales charges, expenses, or fees. Past performance of an index is not a guarantee of future results. It is not possible to invest directly in an index.

2    Inception Date 9/2/97

3    Reflects the deduction of maximum sales charge of 5.75%

     In exchange for greater potential rewards, foreign investments involve greater risk than U.S. investments. These risks include political and economic uncertainties of foreign countries and currency fluctuations. These risks may be magnified in countries with emerging markets, since those countries may have relatively unstable governments and less established economies.

REGIONAL HOLDINGS
as of December 31, 2000*

[CHART] The following information was presented as a pie chart:

1) Europe (ex. U.K.)            50%
2) Japan                        22%
3) United Kingdom               21%
4) Pacific Rim (ex. Japan)       4%
5) Australia/New Zealand         3%

* Regional Holdings are subject to change.

RESULTS OF A $10,000 INVESTMENT

[GRAPH] The following information was presented as a line graph:

                  Before         After
              Sales Charges  Sales Charges  MSCI EAFE Index
              -------------  -------------  ---------------
9/02/97           10,000         9,425          10,000
12/31/97           9,744         9,184           9,733
6/30/98           11,232        10,586          11,283
12/31/98          11,671        11,000          11,679
6/30/99           11,985        11,297          12,143
12/31/99          15,180        14,308          14,829
6/30/00           14,743        13,896          14,226
12/31/00          13,151        12,395          12,728


The chart compares the International Equity Fund's shares to benchmark indexes. It is intended to give you a general idea of how the Fund performed compared to these benchmarks over the period 9/2/97-12/31/00. It is important to understand differences between your Fund and these indexes. An index measures performance of a hypothetical portfolio.


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. All performance figures represent total returns and average annual total returns for the periods ended 12/31/00. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the historical performance shown. The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of the International Equity Fund during each period shown above. To obtain a prospectus containing more complete information about the Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call
(800)494-3539, or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing. Meeder Advisor Funds are distributed by Adviser Dealer Services, Inc., which is affiliated with Meeder Advisor Funds and The Flex-funds.

                            International Equity Fund
                Portfolio of Investments as of December 31, 2000


                                                  SHARES OR
INDUSTRIES / CLASSIFICATIONS                     FACE AMOUNT         VALUE

COMMON STOCKS - 100.0%
ADVERTISING  - 0.4%
Cordiant Communications Group                         6,100          25,244
WPP Group PLC                                         4,200          54,716
                                                                     79,960
AEROSPACE/DEFENSE  - 0.3%
BAE Systems PLC                                      10,118          57,744

AIR TRANSPORTATION  - 0.2%
Cathay Pacific Airways                                8,000          14,770
Singapore Airlines Ltd.                               3,400          33,716
                                                                     48,486
APPLIANCES  - 0.0%
Fisher & Paykel Industries Ltd.                         800           2,830

APPLICATION SOFTWARE  - 0.2%
Cedar Group PLC #                                     1,700           7,873
Fuji Soft ABC, Inc.                                     300          19,317
Sumisho Computer Systems Corp.                          200          10,659
                                                                     37,849
AUTOPARTS  - 0.3%
Denso Corp.                                           3,000          64,739

AUTO AND TRUCK  - 2.9%
Autobacs Seven Co. #                                    300           6,251
Bayerische Motoren Werke AG                           2,900          94,834
Fiat SpA                                              3,225          79,818
GKN Ord.                                              3,094          32,681
Honda Motor Co., Ltd.                                 2,000          74,436
Nissan Motor Co., Ltd. #                              8,000          45,990
Toyota Motor Corp.                                    8,600         274,244
                                                                    608,254
BANKING  - 14.8%
Abbey National PLC                                    2,000          36,424
Asahi Bank Ltd.                                       5,000          16,993
Banca Intesa SpA                                     22,000         105,399
Banca Nazionale del Lavoro                           31,440          96,748
Banco Bilbao Vizcaya Argentaria                       7,000         104,409
Banco Santander Central Hispano SA                   10,000         107,280
Bank of East Asia                                     4,000          10,334
Bank of Fukuoka Ltd.                                  4,000          17,054
Bank of Toyko-Mitsubishi Ltd.                        11,000         109,270
Bank of Yokohama Ltd.                                 6,000          27,206
Barclays PLC                                          2,783          86,150
Bayerische Hypo-und Vereinsbank AG                    1,900         106,815
Christiania Bank Og Kreditkasse                      19,100         107,270
Commonwealth Bank of Australia                        2,830          48,802
Daiwa Bank Ltd.                                       6,000           9,803
DBS Group Holdings Ltd.                               2,600          29,380
Deutsche Bank AG                                      1,220         102,811
Dexia                                                   850         154,059
ForeningsSparbankens - AB                             7,500         115,007
Halifax PLC                                           6,330          62,747
Hang Seng Bank Ltd.                                   4,400          59,233
HSBC Holdings                                           800          11,847
HSBC Holdings PLC                                    19,777         291,036
ING Groep NV                                          4,243         339,714
Macquarie Bank Ltd.                                   1,800          28,927
Mitsubishi Trust                                      4,000          27,468
Mizuho Holdings, Inc.                                    20         123,711
National Australia Bank Ltd.                          3,090          49,675
Overseas-Chinese Banking Corp., Ltd.                  3,000          22,312
Royal Bank of Scotland Group PLC                      5,063         119,664
San Paolo - IMI SpA                                   5,900          95,609
Sanwa Bank Ltd.                                       3,000          20,994
Softbank Corp.                                          800          27,748
Sumitomo Bank Ltd.                                   10,000         102,480
Sumitomo Trust                                        4,000          27,154
Tokai Bank Ltd.                                       5,000          21,623
UBS AG                                                1,350         221,106
United Overseas Bank Ltd.                             3,000          22,485
Westpac Banking Corp.                                 3,957          29,132
                                                                  3,095,879
BEVERAGE (ALCOHOLIC)  - 0.6%
Bass PLC                                              1,744          18,994
Diageo PLC                                            8,720          97,708
Fraser & Neave Ltd.                                   1,000           3,863
                                                                    120,565
BREWERY  - 0.4%
Asahi Breweries                                       3,000          30,535
Interbrew #                                           1,659          57,952
                                                                     88,487
BROADCASTING/CABLE TV - 0.7%
British Sky Broadcasting Group PLC #                  3,282          54,966
Reuters Holdings PLC                                  4,068          68,859
Tokyo Broadcasting System, Inc.                       1,000          29,530
                                                                    153,355
BROADCASTING & PUBLISHING - 0.3%
News Corporation Ltd.                                 9,354          73,073

BUILDING & CONSTRUCTION  - 3.1%
Bouygues SA                                           1,700          77,190
Compagnie de St - Gobain                                700         110,206
Daikin Industries Ltd.                                1,000          19,221
Electricdade de Portugal, SA                         18,000          59,625
Obayashi Corp.                                       15,000          64,477
Sekisui House                                         4,000          36,519
Suez Lyonnaise des Eaux  SA                           1,050         192,186
Transurban Group #                                    3,800           9,665
Vinci                                                 1,350          83,212
                                                                    652,301


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       Advisor Funds

BUILDING MATERIALS  - 0.6%
LaFarge                                               1,600         134,457

CASINO SERVICES  - 0.1%
Aristocrat Leisure Ltd.                               4,630          13,354

CELLULAR TELECOMMUNICATIONS  - 0.1%
NTT DoCoMo Inc.                                           1          17,211

CHEMICALS  - 1.0%
Bayer AG                                              2,100         110,332
Mitsui Chemicals, Inc.                                5,000          24,157
Shin-Etsu Chemical Co., Ltd.                          1,000          38,441
Sumitomo Bakelite                                     3,000          27,599
                                                                    200,529
CHEMICAL (DIVERSIFIED)  - 1.4%
Aventis SA                                            2,700         237,568
BOC Group PLC                                         3,410          51,812
                                                                    289,380
CHEMICAL (SPECIALTY )  - 0.6%
L' Air Liquide SA                                       900         134,580

COMMERCIAL SERVICES  - 0.1%
Benesse Corp.                                           700          25,930

COMPUTER & PERIPHERALS - 1.3%
Cap Gemini SA                                           400          64,669
Creative Technology Ltd.                                200           2,272
Fujitsu Ltd.                                          6,000          88,275
Logica PLC                                            1,353          35,374
NEC Corp.                                             5,000          91,298
                                                                    281,888
COMPUTER SOFTWARE & SERVICES - 0.7%
Axon Group PLC                                        1,400          15,844
Konami Co. Ltd.                                         400          29,949
Sap Ag-Vorzug                                           640          90,516
                                                                    136,309
COMPUTER SYSTEMS  - 0.3%
Biodata Information Technology AG #                     120          19,197
Itochu Techno Science Corp.                             200          37,026
                                                                     56,223
CONSUMER DURABLES  - 0.2%
Unilever PLC                                          5,000          42,803

COSMETICS  - 0.4%
Kao Corp.                                             3,000          87,017

DISTRIBUTION WHOLESALER - 0.4%
Li & Fung Ltd.                                        8,000          14,565
Marubeni Corp. #                                     12,000          28,307
Mitsui & Co.                                          7,000          43,971

DIVERSIFIED  - 4.4%
BBA Group PLC                                         6,000          33,167
Broken Hill Proprietary Co., Ltd.                     5,812          61,476
Brambles Industries Ltd.                                916          21,467
Citic Pacific Ltd.                                    4,000          14,180
Cookson Group PLC                                     5,000          13,072
Granada Group PLC #                                   8,931          97,203
Hutchison Whampoa Ltd.                               10,800         134,659
Lagardere SCA                                         1,100          63,973
Rio Tinto Ltd.                                        1,400          22,996
Smith Group PLC                                       3,000          36,215
Sulzer AG #                                             150         108,579
Swire Pacific Ltd.                                    4,500          32,453
Vivendi Universal                                     3,650         240,782
Wharf Holdings Ltd.                                   8,000          19,437
                                                                    899,659
DIVERSIFIED CONGLOMERATES - 0.2%
Mitsubishi Corp.                                      5,000          36,781

DRUG  - 1.7%
Elan Corp. PLC #                                      2,000          94,000
Roche Holdings AG                                        21         214,688
Sankyo Co., Ltd.                                      2,000          47,877
                                                                    356,565
E-COMMERCE  - 0.0%
QXLRicardo PLC #                                     20,000           2,689

ELECTRIC PRODUCTION MISC. - 3.0%
Chubu Electric Power Co., Inc.                        1,800          30,839
CLP Holdings Ltd.                                     5,500          27,431
Hitachi Ltd.                                         10,000          88,939
Mitsubishi Electric Corp.                             4,000          24,568
National Grid Group PLC                               5,400          49,091
Rohm Co., Ltd.                                          400          75,834
Sanyo Electric Co., Ltd.                             10,000          82,998
Scottish Power PLC                                    5,500          43,468
Sharp Corp.                                           3,000          36,117
Tokyo Electric Power Co.                              2,200          54,491
Union Electric Fenosa                                 6,000         110,385
                                                                    624,161
ELECTRONIC COMPONENT - MISCELLANEOUS  - 4.3%
Advantest Corp.                                         100           9,348
Arm Holdings PLC #                                    3,900          29,483
Chartered Semiconductor Manufacturing Ltd. #          3,000           8,198


5   Meeder
       Advisor Funds

Fanuc Ltd.                                              400          27,154
Johnson Electric Holdings Ltd.                        8,000          12,308
Koninklijke Philips Electronics NV                    3,654         134,174
Kyocera Corp.                                           500          54,473
Mabuchi Motor Co., Ltd.                                 400          40,678
Matsushita Electric Industrial Co., Ltd.              6,000         143,107
Murata Manufacturing Co., Ltd.                          600          70,243
Sony Corp.                                            2,100         143,107
STMicroelectronics NV                                 2,300         100,645
Sumitomo Electric Industries                          5,000          81,862
Terumo Corp.                                          1,000          21,842
Venture Manufacturing Ltd.                            2,000          13,376
                                                                    889,998
ELECTRONICS  - 0.1%
NGK Insulators Ltd.                                   2,000          26,437

ENGINEERING RESEARCH & DEVELOPMENT - 0.1%
Sembcorp Industries Ltd.                              4,000           3,920
Singapore Technologies Engineering Ltd.               8,000          12,869
                                                                     16,789
ENTERTAINMENT/MEDIA  - 0.7%
Capcom Co., Ltd.                                        500          17,124
Pearson PLC                                           2,731          64,874
Promota de Informaciones SA #                         3,700          61,281
                                                                    143,279
FINANCE  - 1.6%
Acom Co., Ltd.                                          500          36,825
Lend Lease Corp., Ltd.                                1,200          11,209
Lloyds TSB Group PLC                                 15,952         168,733
Nomura Securities Co., Ltd.                           5,000          89,769
Orix Corp.                                              300          30,037
Singapore Exchange, Ltd. #                            2,000           1,499
                                                                    338,072
FINANCIAL SERVICES  - 0.4%
Daiwa Securities Group, Inc.                          4,000          41,692
Legal & General Group PLC                            17,834          49,158
                                                                     90,850
FOOD-DIVERSIFIED  - 3.3%
Ajinomoto Co., Inc.                                   5,000          64,870
Ariake Japan Co., Ltd.                                  500          31,059
Cadbury Schweppes PLC                                 3,700          25,594
Koninklijke Ahold NV                                  4,437         143,468
Nestle SA                                               135         315,985
Royal Canin SA                                        1,000         107,279
                                                                    688,255
FOOD - RETAIL  - 0.9%
Carrefour SA                                            850          53,513
Delhaize Le Lion                                      1,000          47,664
Sodexho Alliance SA                                     420          77,981
                                                                    179,158
HOTEL/GAMING  - 0.4%
Accor SA                                              1,400          59,286
Hilton Group PLC                                      7,000          21,857
                                                                     81,143
HOUSEHOLD PRODUCTS  - 0.2%
Asahi Glass Co., Ltd.                                 6,000          49,432

INSURANCE (MULTILINE) - 1.7%
Aegon NV                                              3,100         128,534
Prudential Corp., PLC                                 6,025          96,945
Zurich Financial Services Group                         200         120,994
                                                                    346,473

INSURANCE (PROPERTY/CASUALTY) - 1.2%
Allianz AG                                              580         217,232
Mitsui Marine & Fire Insurance Co., Ltd.              6,000          34,335
                                                                    251,567
INSURANCE  - 3.3%
Assicurazioni Generali                                2,850         112,724
Axa                                                   1,337         193,760
Fortis AG                                             5,200         169,314
Muenchener Rueckversicherungs - Gesellschaft AG         190          67,944
Swiss Re                                                 60         144,339
                                                                    688,081
INTERNET FINANCIAL SERVICES - 0.1%
Egg PLC #                                            12,000          21,783

INTERNET - SOFTWARE  - 0.1%
Geo Interactive Media Group PLC #                     1,180          12,914
Pacific Century Cyberworks Ltd. #                    25,545          16,539
                                                                     29,453
INVESTMENT COMPANIES  - 0.3%
Amvescap PLC                                          3,100          63,635

MACHINERY  - 0.3%
SMC Corp.                                               400          51,372
Toyoda Automatic Loom Works, Ltd.                     1,000          19,657
                                                                     71,029
MANUFACTURING  - 2.3%
E.On AG                                               3,900         237,785
Mitsubishi Heavy Industries, Ltd.                    10,000          43,509
NTN Corp.                                             9,000          27,914
Siemens AG                                            1,350         176,982
                                                                    486,190


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       Advisor Funds

MEDICAL PRODUCTS  - 5.3%
AstraZeneca PLC                                       2,861         144,259
Glaxosmithkline PLC #                                14,270         402,936
Novartis AG                                             186         329,973
Nycomed Amersham PLC                                  2,000          16,658
Takeda Chemical Industries                            2,000         118,120
Woolworths Ltd.                                      11,400          53,562
Yamanouchi Pharmaceutical Co., Ltd.                   1,000          43,159
                                                                  1,108,667
MEDICAL-DRUGS  - 0.5%
Daiichi Pharmaceutical Co., Ltd.                      2,000          59,409
FH Faulding & Co., Ltd.                               5,300          34,924
                                                                     94,333
MEDICAL - HOSPITAL  - 0.0%
Parkway Holdings Ltd.                                 1,000           1,845

MINING  - 0.6%
Mitsui Mining & Smelting Co., Ltd.                    7,000          53,818
Rio Tinto PLC                                         4,460          78,493
                                                                    132,311
NETWORKING PRODUCTION  - 0.1%
Batm Advanced Communications, Ltd.                   10,000          15,911

OFFICE AUTOMATION & EQUIPMENT - 0.3%
Canon, Inc.                                           1,000          34,947
Ricoh Co., Ltd.                                       2,000          36,869
                                                                     71,816
OIL AND NATURAL GAS  - 7.4%
Amp Ltd.                                              3,770          42,538
BG Group PLC                                          9,005          35,248
BP Amoco PLC                                         53,588         432,328
Centrica PLC                                         12,070          46,749
ENI SpA                                              18,500         118,680
Hong Kong & China Gas Co., Ltd.                      11,680          17,146
Lattice Group PLC #                                   7,280          16,424
Repsol - YPF, SA                                      4,750          76,079
Royal Dutch Petroleum Co.                             6,300         386,901
Tokyo Gas Co.                                        26,000          76,778
Total Fina SA                                         1,948         290,374
                                                                  1,539,245
OPTICAL SUPPLIES  - 0.4%
Essilor International SA                                267          87,313

PAPER & FOREST PRODUCTS - 0.1%
Nippon Paper Industries Co., Ltd.                     3,000          17,849

PHOTOGRAPHIC EQUIPMENT AND SUPPLIES - 0.4%
Fuji Photo Film                                       2,000          83,523

PRINTING-COMMERCIAL  - 0.3%
Dai Nippon Printing Co., Ltd.                         4,000          59,444

PROTECTION-SAFETY EQUIPMENT - 0.3%
Secom Co., Ltd.                                       1,000          65,088

PUBLISHING  - 1.8%
Elsevier NV                                           9,300         137,053
Independent News & Media PLC                         23,000          62,768
Singapore Press Holdings Ltd.                           800          11,807
South China Morning Post Holdings Ltd.                8,000           5,949
Verenigde Nederlandse Uitgeversbedrijven Vereni       3,304         162,768
                                                                    380,345
PUBLIC THOROUGHFARES  - 0.2%
Autostrade SpA                                        7,800          51,748

RADIO  - 0.1%
Capital Radio PLC                                     1,100          19,680

REAL ESTATE MANAGEMENT & INVESTMENT  - 1.1%
Chelsfield PLC                                        4,348          23,483
Cheung Kong Holdings Ltd.                             2,000          25,578
City Developments Ltd.                                3,000          13,923
Henderson Land Development Co., Ltd.                  3,000          15,270
Land Securities PLC                                   2,000          25,174
Mitsubishi Estate Co., Ltd.                           4,000          42,635
New World Development Co.,Ltd.                        8,000           9,693
Sun Hung Kai Properties Ltd.                          6,000          59,810
Westfield Holdings Ltd.                               3,250          24,395
                                                                    239,961
REAL ESTATE DEVELOPMENT  - 0.1%
Capitaland Ltd. #                                     9,000          15,566

RETAIL  - 0.9%
Fast Retailing Co., Ltd.                                100          19,553
Isetan Co., Ltd.                                      3,000          31,583
J.D. Wetherspoon PLC                                  4,700          23,347
Otsuka Kagu Ltd.                                        200          11,707
Pinault Pritemps Redoute SA                             430          92,625
                                                                    178,815
RETAIL GROCERY  - 0.2%
Ito-Yokado Co., Ltd.                                  1,000          49,799


7   Meeder
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


RETAIL STORE  - 0.3%
Debenhams PLC                                         6,500          28,138
Kingfisher PLC                                        3,827          28,459
                                                                     56,597
SHIP BUILDING  - 0.0%
Keppel Corp., Ltd.                                    2,000           3,897

STEEL (INTEGRATED)  - 0.2%
Nippon Steel Corp.                                   31,000          51,188

TELECOMMUNICATIONS  - 4.1%
Deutsche Telekom AG                                   8,000         239,103
Nippon Telegraph & Telephone Corp.                       31         222,899
Portugal Telecom SA                                   6,100          55,912
Singapore Telecommunications Ltd.                    16,000          24,814
Telecom Corp. of New Zealand Ltd.                     8,100          17,273
Telecom Italia SpA                                   11,000         121,941
Telephonica SA #                                     10,000         165,625
                                                                    847,567
TELECOMMUNICATION EQUIPMENT - 8.9%
Alcatel Alsthom                                       2,900         165,107
Telefonaktiebolaget LM Ericsson AB                   18,500         211,046
France Telecom SA                                     1,820         157,484
Marconi PLC                                           5,958          64,000
Nokia  Oyj                                           10,750         480,524
Telecom Italia Mobile SpA                            23,600         188,886
Vivendi Environnement #                               1,433          62,706
Vodafone AirTouch PLC                               146,235         536,356
                                                                  1,866,109
TELECOMMUNICATION SERVICES - 1.7%
British Telecommunications PLC                       16,674         142,491
Rank Group PLC                                        9,375          24,511
Sonera Group Oyj                                      2,500          45,406
Telenor ASA #                                        13,000          56,639
Telestra Corp., Ltd.                                 22,176          79,479
                                                                    348,526
TELEVISION  - 0.1%
Tele1 Europe Holding AB #                             3,858          18,628
Television Broadcasts Ltd.                            2,000          10,513
                                                                     29,141
TIRE AND RUBBER  - 0.1%
Bridgestone Corp.                                     2,000          18,172

TOBACCO  - 0.1%
British American Tobacco PLC                          3,020          22,999

TOYS  - 0.1%
Nintendo Co.                                            100          15,717

TRAFFIC MANAGEMENT  - 0.1%
Trafficmaster PLC #                                   3,000          17,323

TRANSPORTATION  - 1.9%
Central Japan Railway Co.                                 9          55,277
Deutsche Post AG #                                    2,700          58,439
East Japan Railway Co.                                   12          70,243
Exel PLC                                              2,770          39,315
National Express Group PLC                            1,500          16,202
Neptune Orient LNS #                                  4,000           3,136
P&O Princess Cruises PLC #                            6,449          27,266
Peninsular & Oriental Steam Navigation Co.            6,949          32,911
Railtrack Group PLC                                   2,021          27,929
Stagecoach Holdings                                   2,700           2,663
Yamato Transport Co., Ltd.                            4,000          73,389
                                                                    406,770
TRAVEL SERVICES  - 0.3%
Kuoni Reisen Holding AG                                 150          65,017


TOTAL COMMON STOCKS
(Cost  $20,162,977)                                              20,933,807

TOTAL INVESTMENTS - 100%
(Cost  $20,162,977)                                              20,933,807

TRUSTEE DEFERRED COMPENSATION*

Flex-funds Highlands Growth Fund                        349           6,492
Flex-funds Muirfield Fund                               658           3,355
Flex-funds Total Return Utilities Fund                  146           3,145
Meeder Advisor International Equity Fund                306           4,034

TOTAL TRUSTEE DEFERRED COMPENSATION
(Cost  $19,028)                                                      17,026


8   Meeder
       Advisor Funds

FORWARD CURRENCY CONTRACTS

                      Contract Amount   Contract Amount  Contract Value      Unrealized      Delivery
Currency Purchased   (Local Currency)   (U.S. Dollars)   (U.S. Dollars)     Appreciation       Date
------------------   ----------------   --------------   --------------     ------------       ----
British Pound            27,741             $40,826         $41,445             $619         01/02/01

#    Represents non-income producing securities.

* Assets of affiliates to the International Equity Fund held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

     Portfolio Composition by Country of Domicile as of December 31, 2000:
        Austrailia - 2.89%      New Zealand - 0.10%
        Belgium - 2.05%         Norway - 0.78%
        Finland - 2.51%         Portugal - 0.55%
        France - 13.19%         Singapore - 1.09%
        Germany - 7.79%         Spain - 2.09%
        Hong Kong - 2.44%       Sweden - 1.41%
        Ireland - 0.75%         Switzerland - 7.26%
        Italy - 4.64%           United Kingdom - 20.64%
        Japan - 22.40%          United States - 0.10%
        Netherlands - 7.32%

See accompanying notes to financial statements.


9   Meeder
       Advisor Funds

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2000

                                                       INTERNATIONAL EQUITY FUND
Assets
         Investments, at value (cost $20,162,977)             $20,933,807
         Trustee Deferred Compensation Plan, at value
            (cost $19,028)                                         17,026
         Cash                                                     591,333
         Receivable for securities sold                            41,180
         Receivable for capital stock issued                       13,313
         Receivable for foreign currency contract                     619
         Dividends, interest and tax reclaims receivable,
            at value                                               37,889
         Unamortized organization costs                             9,711
         Other assets                                              11,021
Total Assets                                                   21,655,899

Liabilities
         Payable to investment advisor                             17,926
         Payable for securities purchased                          86,159
         Payable for capital stock redeemed                       305,655
         Dividends payable                                             93
         Dealer commissions payable                                 6,178
         Trustee Deferred Compensation Plan, at value              17,026
         Accrued custodian fees                                     4,767
         Accrued distribution plan and shareholder service fees 5,890 Accrued transfer agent, fund accounting and
            administrative fees                                     4,840
         Other accrued liabilities                                 15,186
Total Liabilities                                                 463,720

Total Net Assets                                               21,192,179

Net Assets
         Capital                                               20,557,723
         Accumulated undistributed (distributions in excess
            of) net investment income                              88,933
         Accumulated undistributed net realized gain (loss)
            from investments                                     (225,307)
         Net unrealized appreciation of investments               770,830
Total Net Assets                                              $21,192,179

Capital Stock Outstanding                                       1,575,878
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value - Redemption Price Per Share                       $13.45
Maximum Sales Charge                                                 5.75%
Maximum Offering Price Per Share                                   $14.27

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                    INTERNATIONAL EQUITY FUND
Investment Income
             Interest                                      $66,146
             Dividends                                     307,812
             Foreign taxes withheld                        (34,222)
Total Investment Income                                    339,736

Expenses
             Investment advisor                            232,386
             Fund accounting                                30,082
             Transfer agent                                 26,289
             Administrative                                 11,619
             Custodian                                      61,845
             Distribution plan and shareholder service      25,844
             Audit                                          14,040
             Trustee                                         9,754
             Registration and filing                         7,030
             Amortization of organizational costs            5,841
             Printing                                        3,367
             Legal                                           2,273
             Postage                                         2,328
             Insurance                                         118
             Other                                           3,272
Total Expenses                                             436,088
Expenses reimbursed by investment advisor                     (265)
Net Expenses                                               435,823

Net Investment Income (Loss)                               (96,087)

Net Realized and Unrealized Gain (Loss) from Investments
             Net realized gains from investments and
                foreign currency transactions            1,717,373
             Net change in unrealized appreciation
                (depreciation) of investments           (4,896,918)
Net Gain (Loss) from Investments                        (3,179,545)

Net Increase (Decrease) in Net Assets Resulting from
   Operations                                          ($3,275,632)

See accompanying notes to financial statements.


10  Meeder
       Advisor Funds

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 AND YEAR ENDED DECEMBER 31, 1999


INTERNATIONAL EQUITY FUND

                                                                     For the year      For the year
                                                                         ended              ended
                                                                   December 31, 2000  December 31, 1999
Increase (Decrease) in Net Assets
Operations
         Net investment income (loss)                                    ($96,087)         ($54,164)
         Net realized gain from investments and futures contracts       1,717,373         2,041,862
         Net change in unrealized appreciation (depreciation)
            of investments                                             (4,896,918)        3,448,137
Net increase (decrease) in net assets resulting from operations        (3,275,632)        5,435,835
Dividends and Distributions to Shareholders from
         In excess of net investment income                                (4,484)               --
         Net realized gain from investments and futures contracts      (2,164,287)       (1,691,362)
         In excess of realized gain from investments and futures
            contracts                                                     (35,803)               --
         Tax return of capital                                            (81,281)               --
Net decrease in net assets resulting from dividends and distributions  (2,285,855)       (1,691,362)
Capital Transactions
         Issued                                                         4,337,756         1,527,830
         Reinvested                                                     2,304,281         1,622,117
         Redeemed                                                      (3,362,497)       (1,693,662)
Net increase in net assets resulting from capital transactions          3,279,540         1,456,285

Total Increase in Net Assets                                           (2,281,947)        5,200,758

Net Assets - Beginning of Period                                       23,474,126        18,273,368

Net Assets - End of Period                                            $21,192,179       $23,474,126

Share Transactions
         Issued                                                           266,835            99,602
         Reinvested                                                       173,678            99,846
         Redeemed                                                        (215,846)         (111,391)
Change in shares                                                          224,667            88,057

See accompanying notes to financial statements.


11  Meeder
       Advisor Funds

FINANCIAL HIGHLIGHTS
INTERNATIONAL EQUITY FUND

                                                  Year               Year             Year           Period from
                                                 ended              ended            ended            9/2/97* to
                                                12/31/00           12/31/99         12/31/98           12/31/97
                                                --------           --------         --------           --------
Net Asset Value, Beginning of Period              $17.37             $14.47           $12.18            $12.50

Income from Investment Operations
         Net investment income (loss)              (0.06)             (0.04)           (0.02)            (0.02)
         Net gains (losses) on securities
           (both realized and unrealized)          (2.26)              4.31             2.43             (0.30)
Total from Investment Operations                   (2.32)              4.27             2.41             (0.32)

Less Dividends and Distributions
         In excess of net investment income         0.00               0.00            (0.04)             0.00
         From net capital gains                    (1.47)             (1.37)           (0.08)             0.00
         In excess of net capital gains            (0.08)              0.00             0.00              0.00
         Tax return of capital                     (0.05)              0.00             0.00              0.00
Total Dividends and Distributions                  (1.60)             (1.37)           (0.12)             0.00

Net Asset Value, End of Period                    $13.45             $17.37           $14.47            $12.18

Total Return (excludes sales and redemption
  charges)                                        (13.37%)            30.07%           19.78%            (2.56%)(2)

Ratios/Supplemental Data
         Net assets, end of period ($000)        $21,192            $23,474          $18,273           $12,190
         Ratio of expenses to average net assets    1.87%              2.00%            2.00%             2.00%(1)
         Ratio of net investment income (loss)
            to average net assets                  -0.41%             -0.28%           -0.18%            -0.43%(1)
         Ratio of expenses to average net assets
            before reimbursement of fees            1.87%              2.37%            2.17%             2.68%(1)
         Portfolio turnover rate                   69.03%             72.52%           86.13%            12.71%

(1) Annualized.
(2) Not annualized.
*  Date of commencement of operations.

See accompanying notes to financial statements.


12  Meeder
       Advisor Funds

ANNUAL REPORT
Notes to Financial Statements
December 31, 2000

1.   ORGANIZATION

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. Only the financial statements of the International Equity Fund (the "Fund") are in this report.

The investment objective of the Fund is to seek long-term growth from investing primarily in equity securities of foreign issuers.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Securities owned by the Fund are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. The Fund obtains prices from independent pricing services which use valuation techniques approved by the Board of Trustees. If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Board of Trustees.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

FOREIGN CURRENCY TRANSLATION

Accounting records of the Fund are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.


13  Meeder
       Advisor Funds

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income and distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified to capital.

ORGANIZATIONAL COSTS

The costs related to the organization of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period.

EXPENSES & INVESTMENT INCOME

The Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on its relative net assets or other appropriate basis. Dividend income is recognized on the ex-dividend date and interest income is recognized as earned.

SECURITY TRANSACTIONS

The Fund records purchases and sales of investments on the trade date. The Fund calculates realized gains and losses from sales of investments on the first-in first-out basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management (formerly R. Meeder & Associates, Inc.)("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Fund with investment management, research, statistical and advisory services. For such services, the Fund pays monthly fees at the annual rate of 1.00% of the average daily net asset value of the Fund. Under an Investment Subadvisory Agreement with MAM, CGU Fund Management serves as subadvisor of the Fund. As subadvisor, CGU Fund Management is paid 1.00% of the 1.00% of average daily net assets up to $10 million, 0.30% of the 1.00% of average daily net assets exceeding $10 million up to $20 million, and 0.65% of the 1.00% of average daily net assets exceeding $20 million.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Fund for the amount by which annual expenses (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed certain limitations. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. The Fund currently has a 2.00% annual expense limitation as a percentage of average daily net assets.

Certain officers and trustees of the Fund are also officers or directors of MII, MAM and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan with Adviser Dealer Services (the "Distributor"). Under the provisions of the Distribution Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to reimburse securities dealers for personal services or maintenance of shareholder accounts.

4.   SECURITIES TRANSACTIONS

For the year ended December 31, 2000, the cost of purchases and proceeds from sales or maturities of long-term investments for the Fund were $16,285,091 and $15,062,748, respectively. As of December 31, 2000, the aggregate cost basis of investments and unrealized appreciation (depreciation) for Federal income tax purposes was as follows:

COST BASIS OF     UNREALIZED         UNREALIZED           NET UNREALIZED
INVESTMENTS       APPRECIATION       DEPRECIATION         APPRECIATION
-----------       ------------       ------------         ------------
$20,233,684       $3,070,367         ($2,370,244)         $700,123

5.   FEDERAL TAX INFORMATION (unaudited)

During the year ended December 31, 2000, the Fund declared long-term capital distributions of $1,069,940.


14  Meeder
       Advisor Funds

Independent Auditors' Report


To the Shareholders and The Board of Trustees of The Meeder Advisor Funds Trust (formerly The Flex-Partners Trust):

We have audited the accompanying statement of assets and liabilities of The Meeder Advisor Funds -International Equity Fund (the Fund), including the portfolio of investments, as of December 31, 2000, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

                                                         KPMG LLP

Columbus, Ohio
February 20, 2001


15  Meeder
       Advisor Funds

P.O. Box 7177
Dublin, OH 43017
800-494-3539
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